Suspended Exploratory Well Costs - Aging of Suspended Well Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploratory Well Costs Associated with Wells Suspended for a Period Greater Than One Year [Abstract]
Exploratory well costs capitalized for a period of one year or less	$ 152	$ 201	$ 460
Exploratory well costs capitalized for a period greater than one year	292	324	770
Balance at December 31	$ 444	$ 525	$ 1,230	$ 1,124